Convertible redeemable preferred shares - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands															12 Months Ended
	Dec. 29, 2020 CNY (¥) shares	Dec. 29, 2020 USD ($) shares	Dec. 10, 2020 CNY (¥)	Dec. 10, 2020 USD ($) $ / shares shares	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($) $ / shares shares	Aug. 09, 2018 CNY (¥) shares	Aug. 09, 2018 USD ($)	Jun. 14, 2018 CNY (¥)	Jun. 14, 2018 USD ($) $ / shares shares	Sep. 26, 2017 CNY (¥) shares	Sep. 26, 2017 USD ($)	Jul. 25, 2017 CNY (¥) shares	Jul. 25, 2017 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2021	Dec. 31, 2020 $ / shares shares	Aug. 09, 2018 USD ($) $ / shares shares	Sep. 26, 2017 USD ($) $ / shares shares	Jul. 25, 2017 USD ($) $ / shares shares
Period for curing breach															90 days	90 days
Conversion ratio																1			1
Minimum proceeds from qualified public offering | $																$ 100,000,000
Minimum pre offering market capitalization | $																$ 1,000,000,000
Accretion on convertible redeemable preferred shares to redemption value | ¥															¥ 4,729,719		¥ 3,206,324	¥ 406,828
Percentage on issuance price															100.00%	100.00%
Series Seed Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares													85,185,184			0				77,884,154			85,185,184
Temporary equity, par or stated value per share																$ 0.0001				$ 0.0001			$ 0.06275
Aggregate consideration													¥ 36,597	$ 5,345
Temporary equity redemption price per share																							$ 0.11
Issuance costs incurred													305	45
Consideration amount													¥ 28,711										$ 4,183
Series A Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares													37,037,035			0				33,382,717			37,037,035
Temporary equity, par or stated value per share																$ 0.0001				$ 0.0001			$ 0.27
Aggregate consideration													¥ 66,957	10,000
Issuance costs incurred													¥ 570	$ 85
Series A-1 Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares				885,269						6,347,117	69,570,808					0				76,803,194		69,570,808
Temporary equity, par or stated value per share				$ 0.2824						$ 0.2824						$ 0.0001				$ 0.0001		$ 0.2824
Aggregate consideration			¥ 1,631	$ 250					¥ 11,465	$ 1,792	¥ 130,056	$ 19,646
Temporary equity redemption price per share										$ 0.3021
Issuance costs incurred			11,262	$ 1,660					¥ 834	$ 126	2,273	$ 346
Consideration amount							¥ 20,668				¥ 10,399					$ 10,000					$ 3,000	$ 1,515
Percentage on issuance price															85.00%	85.00%
Series B-1 Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares							7,467,196									0				7,467,196	7,467,196
Temporary equity, par or stated value per share																$ 0.0001				$ 0.0001	$ 0.4018
Aggregate consideration							¥ 20,668	$ 3,000
Issuance costs incurred							¥ 5,159	746
Series B-2 Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares							40,228,492									0				40,228,492	40,228,492
Temporary equity, par or stated value per share																$ 0.0001				$ 0.0001	$ 0.4727
Aggregate consideration							¥ 130,441	$ 19,014
Series C-1 Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares						57,653,035										0				57,653,035
Temporary equity, par or stated value per share						$ 0.9366										$ 0.0001				$ 0.0001
Aggregate consideration					¥ 381,883	$ 54,000
Issuance costs incurred					¥ 9,492	$ 1,360											¥ 8,919
Series D-1 Convertible Redeemable Preferred Shares
Temporary equity, shares issued | shares	42,329,835	42,329,835		42,329,835												0				42,329,835
Temporary equity, par or stated value per share																$ 0.0001				$ 0.0001
Aggregate consideration	¥ 719,401	$ 110,000	719,401	$ 110,000
Issuance costs incurred	¥ 5,979	$ 916	¥ 5,979	$ 916
Threshold period for consummation of public offering															48 months	48 months